Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,153,593	$ 818,166
Accounts receivable	46,723	6,217
Other	3,853	3,697
Total current assets	1,204,169	828,080
Non-current assets
Mineral stream interests	7,397,149	6,379,580
Early deposit mineral stream interests	47,094	47,094
Mineral royalty interests	40,421	40,421
Long-term equity investments	410,495	98,975
Property, plant and equipment	9,926	8,691
Other	16,527	21,616
Total non-current assets	7,921,612	6,596,377
Total assets	9,125,781	7,424,457
Current liabilities
Accounts payable and accrued liabilities	22,557	13,553
Income taxes payable	109,951	2,127
Current portion of performance share units	21,604	13,562
Current portion of lease liabilities	575	262
Total current liabilities	154,687	29,504
Non-current liabilities
Performance share units	13,215	11,522
Lease liabilities	7,330	4,909
Income taxes payable - non-current	252,271	113,505
Deferred income taxes	1,794	349
Pension liability	5,976	5,289
Total non-current liabilities	280,586	135,574
Total liabilities	435,273	165,078
Shareholders' equity
Issued capital	3,814,910	3,798,108
Reserves	176,911	(63,503)
Retained earnings	4,698,687	3,524,774
Total shareholders' equity	8,690,508	7,259,379
Total liabilities and shareholders' equity	$ 9,125,781	$ 7,424,457